AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON AUGUST 22, 2023

1933 Act Registration File No.: 333-264478

1940 Act File No.: 811-23793

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 116	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 119	☒

TIDAL TRUST II

(Exact Name of Registrant as Specified in Charter)

Tidal ETF Services LLC

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (844) 986-7700

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Domenick Pugliese Sullivan & Worcester LLP 1633 Broadway, 32nd Floor New York, NY 10019

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 1, 2023, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 8 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 21, 2022, and pursuant to Rule 485(a)(2) would have become effective on December 5, 2022.

Post-Effective Amendment No. 38 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 21, 2022, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 41 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 16, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 48 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 27, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 53 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 17, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 59 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 3, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 62 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 17, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 65 was being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 31, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 70 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 14, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 78 was being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 28, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 82 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 26, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 92 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 23, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 100 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 21, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 105 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 18, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 113 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 25, 2023, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 116 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 1, 2023, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 116 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 116 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 116 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on August 22, 2023.

Tidal Trust II

By:	/s/ Eric W. Falkeis
Eric W. Falkeis
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 116 to its Registration Statement has been signed below by the following persons in the capacities indicated on August 22, 2023.

Signature	Title

/s/ Eric W. Falkeis	President and Principal Executive Officer
Eric W. Falkeis

/s/ David Norris*	Trustee
David Norris

/s/ Michelle McDonough*	Trustee
Michelle McDonough

/s/ Javier Marquina*	Trustee
Javier Marquina
/s/ Ally Mueller	Treasurer (principal financial officer and principal accounting officer)
Ally Mueller

*By:	/s/ Eric W. Falkeis
Eric Falkeis, Attorney in Fact
By Power of Attorney